ALPS ETF TRUST

Workplace equality portfolio (NYSE ARCA: EQLT)

(THE “FUND”)

SUPPLEMENT DATED OCTOBER 23, 2018

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MARCH 31, 2018, AS SUPPLEMENTED

Effective October 22, 2018, the second paragraph of the “Disclaimers” section of the Fund’s Prospectus is hereby deleted and replaced with the following:

SBH makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. SBH has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. SBH is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. SBH has no obligation or liability in connection with the administration or trading of the Fund.

Effective October 22, 2018, the first paragraph in the “Information about the Index Providers and Disclaimers-The EQLT Fund” section of the Fund’s SAI is hereby deleted and replaced with the following:

Segall Bryant & Hamill, LLC (“SBH”) makes no representation or warranty, express or implied, to the owners of the Shares of the Fund or any member of the public regarding the advisability of trading in the product(s). SBH has no obligation to take the needs of ALPS Advisors (in its capacity as licensee of the Underlying Index, the “Licensee”) or the owners of the Shares of the Fund into consideration in determining, composing or calculating the Underlying Index. SBH is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares of the Fund to be listed or in the determination or calculation of the equation by which the Shares of the Fund are to be converted into cash. SBH has no obligation or liability in connection with the administration or trading of the Shares of the Fund.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.